U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

August 31, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	USA Mutuals (the “Company”)
Securities Act Registration No.: 333-57548 Investment Company Registration No.: 811-10319

Dear Sir or Madam:

We are attaching for filing, on behalf of the Company, Post-Effective Amendment No. 19 to the Company’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 20 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of adding two new classes of shares, Class A and Class C shares, to the Generation Wave Growth Fund and the Vice Fund.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective on October 28, 2011.  At or before October 28, 2011, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

Please direct any inquiries regarding this filing to me at (414) 765-6121.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Angela L. Pingel

Angela L. Pingel, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures